                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGE Capital Management, LLC
Address:       One Market, Spear St. Tower, Suite 3780
               San Francisco, CA 94105

Form 13F File Number: 28-11971
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Cheryl M. Thompson
Title:         Chief Operating Officer
Phone:         415-675-3200

Signature, Place, and Date of Signing:

/s/ Cheryl M. Thompson                  San Francisco, CA    February  8, 2007
----------------------------------      -----------------    -----------------
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)
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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
---       --------------------       ----
1         28-11242                   East Peak Partners, L.P.



                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                             -----------

Form 13F Information Table Entry Total:               11
                                             -----------

Form 13F Information Table Value Total:          400,461
                                             -----------
                                             (thousands)


                                      -2-
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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5               COLUMN 6    COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                VALUE       SHRS OR    SH/   PUT/  INVESTMENT    OTHER
 ISSUER                      CLASS     CUSIP       [x$1000]     PRN AMT    PRN   CALL  DISCRETION   MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              COM    022095 10 3    17,164      200,000    SH             SOLE         1        200,000
ALTRIA GROUP INC              COM    022095 10 3       858       10,000    SH             SOLE       NONE        10,000
BLACKBAUD INC                 COM    09227Q 10 0    39,000    1,500,000    SH             SOLE         1      1,500,000
BROOKDALE SENIOR LIVING INC.  COM    112463 10 4    28,800      600,000    SH             SOLE         1        600,000
CROWN CASTLE INT'L CORP       COM    228227 10 4   113,050    3,500,000    SH             SOLE         1      3,500,000
CROWN CASTLE INT'L CORP       COM    228227 10 4       646       20,000    SH             SOLE       NONE        20,000
GATEHOUSE MEDIA INC.          COM    367348 10 9    18,560    1,000,000    SH             SOLE         1      1,000,000
HEALTHSOUTH CORP              COM    421924 10 1    67,950    3,000,000    SH             SOLE         1      3,000,000
HEALTHSOUTH CORP              COM    421924 10 1     1,880       83,000    SH             SOLE       NONE        83,000
HERBALIFE LTD                 COM    G4412G 10 1    49,196    1,225,000    SH             SOLE         1      1,225,000
NETFLIX INC                   COM    64110L 10 6    63,357    2,450,000    SH             SOLE         1      2,450,000


                                                   400,461